Financial risk management objectives and policies - Narrative (Details) ¥ in Thousands, ¥ in Millions, $ in Millions			12 Months Ended
	Apr. 14, 2020 CAD ($)	Dec. 23, 2019 EUR (€)	Apr. 02, 2023 CAD ($)	Apr. 02, 2023 USD ($)	Apr. 03, 2022 CAD ($)	Mar. 28, 2021 CAD ($)	Apr. 02, 2023 CNY (¥)	Apr. 02, 2023 JPY (¥)	Apr. 09, 2021	Dec. 31, 2020 USD ($)	Oct. 30, 2020 CAD ($)	Oct. 30, 2020 USD ($)	Oct. 07, 2020 USD ($)
Disclosure of credit risk exposure [line items]
Current deposits from customers			$ 200,000		$ 200,000
Trade accounts receivable factored limit | €		€ 20,000,000
Exchange rate of cash received for trade accounts receivable		100.00%
Trade accounts receivable factor fee rate		1.15%
Proceeds from sale of trade accounts receivable			45,700,000		26,600,000
Trade accounts receivable factor fee expense (less than)			300,000		100,000
Trade accounts receivable derecognized but serviced			1,100,000		2,000,000
Settlement of term loan derivative contracts			8,600,000	$ 6.3	0	$ (4,900,000)
Foreign exchange risk
Disclosure of credit risk exposure [line items]
Gains (losses) on financial assets at fair value through profit or loss			(4,500,000)		(4,700,000)	(6,400,000)
Fair value hedges | Foreign currency risk | Forward contract
Disclosure of credit risk exposure [line items]
Borrowings												$ 270.0
Hedging instrument, term											5 years	5 years
Notional amount of derivative											$ 368,500,000
Cash flow hedges | Foreign exchange risk | Long-dated forward exchange contract
Disclosure of credit risk exposure [line items]
Gains (losses) on financial assets at fair value through profit or loss			(17,500,000)		4,600,000	$ 21,700,000
Third party | Credit risk
Disclosure of credit risk exposure [line items]
Accounts receivable, insurance lossess, deductible amount			100,000
Accounts receivable, insurance losses, maximum annual amount insured			30,000,000
Accounts receivable insured under the agreement			10,300,000		8,100,000
Third party | Credit risk | Canada Goose Japan, K.K.
Disclosure of credit risk exposure [line items]
Accounts receivable, insurance losses, maximum annual amount insured | ¥								¥ 450,000
Accounts receivable insured under the agreement			$ 700,000					¥ 72,800
Accounts receivable, insurance losses, percentage deductible			10.00%				10.00%	10.00%
Accounts receivable, insurance losses, minimum account receivables | ¥								¥ 100
Third party | Maximum | Credit risk
Disclosure of credit risk exposure [line items]
Accounts receivable, insurance losses, coverage percentage			90.00%				90.00%	90.00%
Third party | Maximum | Credit risk | Canada Goose Japan, K.K.
Disclosure of credit risk exposure [line items]
Accounts receivable, insurance losses, coverage percentage			45.00%				45.00%	45.00%
Short-term borrowings
Disclosure of credit risk exposure [line items]
Line of credit facility, maximum borrowing capacity	$ 10,000,000
Line of credit facility, maximum term	12 months
Line of credit, annual percentage	1.20%
Line of credit, outstanding amount			$ 6,400,000
Short-term borrowings | Mainland China Facilities
Disclosure of credit risk exposure [line items]
Line of credit, outstanding amount			9,500,000
Mainland China Facilities
Disclosure of credit risk exposure [line items]
Borrowings			$ 61,000,000				¥ 310.0
Borrowings, interest rate			3.30%				3.30%	3.30%
Mainland China Facilities | Interest rate risk
Disclosure of credit risk exposure [line items]
Borrowings, interest rate			3.30%				3.30%	3.30%
Japan Facility
Disclosure of credit risk exposure [line items]
Line of credit facility, maximum borrowing capacity			$ 40,700,000					¥ 4,000,000
Borrowings, interest rate			0.33%				0.33%	0.33%
Japan Facility | Interest rate risk
Disclosure of credit risk exposure [line items]
Borrowings, interest rate			0.33%				0.33%	0.33%
Term loan
Disclosure of credit risk exposure [line items]
Borrowings			$ 395,700,000		$ 370,000,000.0								$ 300.0
Borrowings, interest rate			8.66%				8.66%	8.66%
Term loan | LIBOR
Disclosure of credit risk exposure [line items]
Borrowings, interest rate			3.50%				3.50%	3.50%
Term loan | Interest rate risk
Disclosure of credit risk exposure [line items]
Borrowings, interest rate			8.66%				8.66%	8.66%
Term loan | Interest rate risk | Interest rate swap contract
Disclosure of credit risk exposure [line items]
Hedging instrument, term											5 years	5 years
Notional amount of derivative										$ 90.0		$ 270.0
Term loan | Interest rate risk | Interest rate swap contract | LIBOR
Disclosure of credit risk exposure [line items]
Borrowings, interest rate											0.95%	0.95%
Term loan | Interest rate risk | Interest rate swap contract | Fixed interest rate
Disclosure of credit risk exposure [line items]
Borrowings, interest rate										4.45%
Term loan | Minimum | LIBOR
Disclosure of credit risk exposure [line items]
Borrowings, interest rate			0.75%				0.75%	0.75%
Term loan, repricing amendment | Interest rate risk | Interest rate swap contract | Fixed interest rate
Disclosure of credit risk exposure [line items]
Borrowings, interest rate									4.45%